Leases - Right-out-use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	£ 14,794
Depreciation charge for the right-of-use assets	3,567	£ 1,747	£ 848
End of period	18,513	14,794
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	17,858	6,625
Additions	6,775	9,502
Lease modification	742	1,759
Disposals	(157)	(161)
Foreign currency translation	(214)	133
End of period	25,004	17,858	6,625
Accumulated Depreciation
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	(3,064)	(1,471)
Disposals	(125)	(161)
Foreign currency translation	(15)	7
End of period	(6,491)	(3,064)	£ (1,471)
Accumulated Depreciation | R&D expenses
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation charge for the right-of-use assets	3,077	1,468
Accumulated Depreciation | G&A expenses
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation charge for the right-of-use assets	£ 490	£ 279